Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 31,332	$ 41,199
Restricted cash	32	31
Short-term investments (notes 4 and 6)	21,532	11,233
Accounts receivable, net	7,205	5,197
Inventories (note 7)	9,275	9,662
Prepaid expenses and other current assets (note 8)	1,106	1,100
Asset held for sale (note 10)		1,956
Total current assets	70,482	70,378
LONG-TERM INVESTMENTS (notes 4 and 9)	4,253	9,304
PROPERTY AND EQUIPMENT, NET (note 10)	13,736	14,011
OTHER ASSETS (note 11)	2,218	2,515
TOTAL ASSETS	90,689	96,208
CURRENT LIABILITIES
Notes and accounts payable	4,329	3,333
Income tax payable	180	2,245
Accrued expenses and other current liabilities (note 12)	4,102	4,896
Total current liabilities	8,611	10,474
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 14)	281	272
Deferred income tax liabilities (notes 12 and 13)	930	2,206
Other liabilities (note 10)	83	139
Total long-term liabilities	1,294	2,617
Total liabilities	9,905	13,091
COMMITMENTS AND CONTINGENCIES (notes 17 and 18)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,669,036,600 and 1,660,786,600 shares as of December 31, 2016 and 2015, respectively Outstanding – 1,279,124,900 and 1,278,661,400 shares as of December 31, 2016 and 2015, respectively	33	33
Additional paid-in capital	142,738	141,886
Accumulated deficits	(41,372)	(38,386)
Accumulated other comprehensive income	4,415	4,824
Treasury stock – 389,911,700 and 382,125,200 shares as of December 31, 2016 and 2015, respectively	(25,030)	(25,240)
Total shareholders’ equity	80,784	83,117
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 90,689	$ 96,208